Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 306	SFr 311	SFr 199
Restructuring expenses	626	455	540
Utilization	348	285	243
Restructuring Reserve, Ending Balance	SFr 346	306	311
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 110	94	12
Restructuring expenses	380	161	182
Utilization	139	72	55
Restructuring Reserve, Ending Balance	190	110	94
of which pensions
Restructuring provision
Restructuring expenses	74	49	27
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	196	217	187
Restructuring expenses	169	192	218
Utilization	209	213	188
Restructuring Reserve, Ending Balance	156	196	217
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	56	71	34
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	21	31	106
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	388	280	355
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	219	88	137
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	87	24	18
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	301	311	199
Restructuring expenses	528	396	513
Utilization	332	284	243
Restructuring Reserve, Ending Balance	342	301	311
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	110	94	12
Restructuring expenses	295	110	155
Utilization	136	70	55
Restructuring Reserve, Ending Balance	190	110	94
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	191	217	187
Restructuring expenses	157	188	218
Utilization	196	214	188
Restructuring Reserve, Ending Balance	152	191	217
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	55	67	34
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	21	31	106
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	373	274	355
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	216	86	137
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 79	SFr 24	SFr 18